FINANCIAL INSTRUMENTS - Total Value, by Underlying Risk, Recognized in Other Comprehensive Income and Reclassified from Accumulated Other Comprehensive Income to Interest Expense and Cost of Revenue (Detail) - USD ($)
$ in Thousands
		3 Months Ended							9 Months Ended	12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) on Effective Derivative Portion Reclassified from AOCI into Earnings		$ (660,752)	$ 168,419	$ 132,548	$ 119,962	$ (47,044)	$ 185,888	$ 156,749	$ (725,554)	$ (239,823)	$ (429,961)	$ 636,125
Derivatives designated as cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized losses anticipated to be reclassified into earnings during the next 12 months										100
Derivatives designated as cash flow hedges | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) on Effective Derivative Portion Recognized in OCI										(1,044)	(3,540)
Amount of Gain (Loss) on Effective Derivative Portion Reclassified from AOCI into Earnings	[1]									(1,345)	(5,886)
Derivatives designated as cash flow hedges | Cash flow hedging | Interest rate
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) on Effective Derivative Portion Recognized in OCI										(740)	(2,520)
Amount of Gain (Loss) on Effective Derivative Portion Reclassified from AOCI into Earnings	[1]									(510)	(1,769)
Derivatives designated as cash flow hedges | Cash flow hedging | Foreign currency
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) on Effective Derivative Portion Recognized in OCI										(304)	(1,020)
Amount of Gain (Loss) on Effective Derivative Portion Reclassified from AOCI into Earnings	[1]									$ (835)	$ (4,117)

[1]	Net unrealized losses totaling approximately $100 are anticipated to be reclassified from AOCI into earnings during the next 12 months due to settlement of the associated underlying obligations.